Segmental analysis - Segment activity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segmental analysis
Net interest income	£ 5,481	£ 4,772	£ 4,539
Non-interest income	2,666	1,267	1,087
Total income	8,147	6,039	5,626
Operating expenses, excluding depreciation and amortisation	(4,038)	(4,288)	(4,833)
Depreciation and amortisation	(282)	(127)	(136)
Impairment (losses)/releases	(311)	(125)	54
Operating profit/(loss) before tax from continuing operations	3,516	1,499	711
UK Personal & Business Banking
Segmental analysis
Net interest income	3,721	3,517	3,366
Non-interest income	774	819	733
Total income	4,495	4,336	4,099
Operating expenses, excluding depreciation and amortisation	(2,490)	(2,782)	(2,900)
Impairment (losses)/releases	(186)	(105)	(20)
Operating profit/(loss) before tax from continuing operations	1,819	1,449	1,179
Commercial and Private Banking (CPB)
Segmental analysis
Net interest income	1,952	1,542	1,510
Non-interest income	1,015	641	594
Total income	2,967	2,183	2,104
Operating expenses, excluding depreciation and amortisation	(1,276)	(1,407)	(1,198)
Depreciation and amortisation	(152)
Impairment (losses)/releases	(124)	(13)	(15)
Operating profit/(loss) before tax from continuing operations	1,415	763	891
Commercial Banking
Segmental analysis
Net interest income	1,566	1,162	1,125
Non-interest income	831	450	402
Total income	2,397	1,612	1,527
Operating expenses, excluding depreciation and amortisation	(888)	(975)	(692)
Depreciation and amortisation	(152)
Impairment (losses)/releases	(119)	(14)	(3)
Operating profit/(loss) before tax from continuing operations	1,238	623	832
Private Banking
Segmental analysis
Net interest income	386	380	385
Non-interest income	184	191	192
Total income	570	571	577
Operating expenses, excluding depreciation and amortisation	(388)	(432)	(506)
Impairment (losses)/releases	(5)	1	(12)
Operating profit/(loss) before tax from continuing operations	177	140	59
Central Items and other
Segmental analysis
Net interest income	(192)	(287)	(337)
Non-interest income	877	(193)	(240)
Total income	685	(480)	(577)
Operating expenses, excluding depreciation and amortisation	(272)	(99)	(735)
Depreciation and amortisation	(130)	(127)	(136)
Impairment (losses)/releases	(1)	(7)	89
Operating profit/(loss) before tax from continuing operations	£ 282	£ (713)	£ (1,359)